Stock Incentive Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stock Incentive Plans
Stock Incentive Plans

8. Stock Incentive Plans

2022 Combined Incentive and Non-Qualified Stock Option Plan

Related to the Share Exchange Agreement with Super Simple AI, Inc., on February 17, 2022, the Board of Directors approved the 2022 Combined Incentive and Non-Qualified Stock Option Plan (the “Plan”) to issue options to acquire a maximum of 3,000,000 common stock shares. As of September 30, 2023, future grants for 375,131 shares of common stock can be issued under this plan. Options can be granted for a term up to ten years. All previous awards under the 2007 and 2019 Plans were cancelled and replaced with identical awards under the 2022 Stock Incentive Plan.

Prior Stock Option Plan

The 2007 Stock Incentive Plan was authorized to issue options to acquire a maximum of 952,941 common stock shares. As September, 2023, no future grants for shares of common stock can be issued under this plan. The 2018 Stock Incentive Plan (“2018 Plan”) was authorized to issue options to acquire a maximum of 1,500,000 shares. Options can be granted for a term up to ten years. The 2018 Plan was terminated in 2022.

Stock Appreciation Rights Plan

Related to the Share Exchange Agreement with Super Simple AI, Inc., on February 17, 2022, the Board of Directors approved the 2022 Stock Appreciation Rights Plan to issue a maximum of 1,500,000 stock appreciation rights (“SAR”). Available future grants for 500,000 SAR units can be issued under the Plan. All previous awards under the 2018 Plan were cancelled and replaced with identical awards under the 2022 Stock Appreciation Plan. There were no SAR grants made in 2023 or 2022. As of September 30, 2023 there is 1,000,000 SAR outstanding with a base value of $0.20 and January 2028 expiration.

Prior Stock Appreciation Rights

The 2018 Stock Appreciation Plan is authorized to issue a maximum of 1,500,000 stock appreciation rights (“SAR”). Under the Stock Appreciation Plan, on January 16, 2018, the Company granted Mr. Huang, the Company’s Chief Executive Officer, 1,000,000 shares in stock appreciation rights for past service. The rights granted shall be subject to the prohibitions and restrictions set forth here in respect to the sale of other disposition of such rights. The rights each have a base value of $0.20 per share. The rights granted have a maturity date of January 16, 2028. Within 90 days following the maturity date, the Company must settle the appreciation amount. The appreciation amount may be paid in common stock, in cash in a combination of the two or in any other form of consideration, as determined by the board and contained in the Stock Appreciation Right Agreement. The Company calculated the fair value of the SARs using the Black-Scholes-Merton valuation model at the date of grant and recorded the entire fair value as compensation expense in 2018 as the SAR’s were issued for prior service and there is no additional service obligation. The SAR was classified as an equity instrument. This plan has been terminated in 2022 and grants outstanding under this plan moved to the 2022 plan.

Determining Fair Value under ASC 718

The Company records stock-based compensation expense associated with stock options, SAR’s and other equity-based compensation using the Black-Scholes-Merton option valuation model for estimating fair value of stock options granted under the plan. The Company amortizes the fair value of stock options on a ratable basis over the requisite service periods, which are generally the vesting periods. The expected life of awards granted represents the period of time that they are expected to be outstanding. The Company estimates the volatility of its common stock based on the historical volatility of publicly traded peer companies over the most recent period corresponding with the estimated expected life of the award. The Company bases the risk-free interest rate used in the Black Scholes-Merton option valuation model on the implied yield currently available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award. The Company has not paid any cash dividends on its common stock and does not anticipate paying any cash dividends in the foreseeable future. Consequently, the Company uses an expected dividend yield of zero in the Black-Scholes-Merton valuation model and adjusts stock-based compensation for changes to the estimate of expected equity award forfeitures based on actual forfeiture experience. The effect of adjusting the forfeiture rate is recognized in the period the forfeiture estimate is changed. The Company recorded stock-based compensation of $479,913 and $447,690 for the nine months ended September 30, 2023 and 2022, respectively.

Stock Incentive Plans Activity (Excluding SAR)

As of September 30, 2023, there are 2,624,869 options outstanding under various stock option plans to acquire common stock at an average exercise price of $0.926 per share. As of September 30, 2023, there is $457,029 of total unrecognized stock-based compensation related to employee granted stock options that are not vested.

During the nine months September 30, 2023, the Company issued stock option grants to employees for 257,500 shares at an exercise price of $2.88 per share. During the years ended December 31, 2022 and 2021, the Company issued stock option grants to employees for 280,520 and 915,524 shares at an exercise price of $2.88 and $1 per share. The stock option grants vest over various terms and expire in five to ten years. Activity in the stock incentive plans for the nine months ended September 30, 2023 and the years ended December 31, 2022 and 2021 was as follows:

	Options Shares	Weighted Average Exercise Price	Option $
Outstanding as of December 31, 2021	2,168,787	$0.44	$964,577
Granted	280,250	2.88	807,120
Forfeitures	(81,668)	(1.00)	(81,668)
Outstanding as of December 31, 2022	2,367,369	0.714	1,690,029
Granted	257,500	2.88	741,600
Exercised	—	—	—
Forfeitures	—	—	—
Outstanding as of September 30, 2023	2,624,869	$0.926	$2,431,629

The following table summarizes information about stock options outstanding and exercisable as of September 30, 2023:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Life In Years	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price Exercisable	Weighted Average Remaining Life In Years – Vested and Exercisable
$0.20	1,505,263	4.63	$0.200	1,505,263	$0.20	4.63
1.00	581,856	4.72	1.00	473,892	1.00	4.72
2.88	537,750	9.34	2.88	—	2.88	9.34
	2,624,869	5.61	$0.926	1,979,155	$0.392	5.61

The significant weighted-average assumptions relating to the valuation of the Company’s stock option grants for the years ended December 31, 2022 and 2021 were as follows:

Assumptions	9/30/2023	12/31/2022	12/31/2021
Estimated stock price	$3.33	$2.88	$3.00
Exercise price	$2.88	$2.88	$1.00
Dividend yield	0%	0%	0%
Expected life	5 years	5 years	5 – 6 Years
Expected volatility	39%	70%	75%
Risk free interest rate	3.92%	4.06%	0.86% – 1.74%

There were stock incentive plan awards outstanding at September 30, 2023 totaling 2,624,869 shares with an aggregate intrinsic value of $5,127,994.

There were no SAR grants in 2023.

Warrants to Purchase Common Stock

On May 8, 2023, the Company issued warrants to purchase common to Victor Huang and Derek Xu for 765,000 shares to each of the founders. The warrants were valued at $2,136,115 based on the exercise price of $3.12, the fair market stock price of $3.33, a five year term, a volatility of 39.4% and interest of 3.41%. The warrants were recorded as stock-based compensation expense and as additional paid in capital. All warrants are fully vested as they were issued for services performed and have an aggregate intrinsic value of $321,300.

8. Stock Incentive Plans

2022 Combined Incentive and Non-Qualified Stock Option Plan

Related to the Share Exchange Agreement with Super Simple AI, Inc., on February 17, 2022, the Board of Directors approved the 2022 Combined Incentive and Non-Qualified Stock Option Plan (the “Plan”) to issue options to acquire a maximum of 3,000,000 common stock shares. Future grants for 831,213 shares of common stock can be issued under this plan. Options can be granted for a term up to ten years. All previous awards were cancelled and replaced with identical awards under the 2022 Stock Incentive Plan.

Stock Appreciation Rights Plan

Related to the Share Exchange Agreement with Super Simple AI, Inc., on February 17, 2022, the Board of Directors approved the 2022 Stock Appreciation Rights Plan to issue a maximum of 1,500,000 stock appreciation rights (“SAR”). Available future grants for 500,000 SAR units can be issued under the Plan. All previous awards under the 2018 Plan were cancelled and replaced with identical awards under the 2022 Stock Appreciation Plan. There were no SAR grants made in 2022 or 2021. As of December 31, 2022 there is one 1,000,000 SAR outstanding with a base value of $0.20 and January 2028 expiration.

Prior Stock Option Plan

The 2007 Stock Incentive Plan is authorized to issue options to acquire a maximum of 952,941 common stock shares. As of December 31, 2021, no future grants for shares of common stock can be issued under this plan. The 2018 Stock Incentive Plan (“2018 Plan”) was authorized to issue options to acquire a maximum of 1,500,000 shares. As of December 31, 2021, future grants for 284,154 shares of common stock can be issued under this plan. Options can be granted for a term up to ten years. The 2018 Plan was terminated in 2022

Prior Stock Appreciation Rights

The 2018 Stock Appreciation Plan is authorized to issue a maximum of 1,500,000 stock appreciation rights (“SAR”). As of December 31, 2021, available future grants for 500,000 shares of common stock via SAR’s can be issued under this plan. Under the Stock Appreciation Plan, on January 16, 2018, the Company granted Mr. Huang, the Company’s Chief Executive Officer, 1,000,000 shares in stock appreciation rights for past service. The rights granted shall be subject to the prohibitions and restrictions set forth here in respect to the sale of other disposition of such rights. The rights shall have each have a base value of $0.20 per share. The rights granted have a maturity date of January 16, 2028. Within 90 days following the maturity date, the Company must settle the appreciation amount. The appreciation amount may be paid in common stock, in cash in a combination of the two or in any other form of consideration, as determined by the board and contained in the Stock Appreciation Right Agreement. The Company calculated the fair value of the SARs using the Black Scholes Valuation Model at the date of grant and recorded the entire fair value as compensation expense in 2018 as the SAR’s were issued for prior service and there is no additional service obligation. The SAR was classified as an equity instrument. This plan has been terminated in 2022 and grants outstanding under this plan moved to a new plan.

Determining Fair Value under ASC 718

The Company records stock-based compensation expense associated with stock options, SAR’s and other equity-based compensation using the Black-Scholes-Merton option valuation model for estimating fair value of stock options granted under our plan. The Company amortizes the fair value of stock options on a ratable basis over the requisite service periods, which are generally the vesting periods. The expected life of awards granted represents the period of time that they are expected to be outstanding. The Company estimates the volatility of our common stock based on the historical volatility of publicly traded peer companies over the most recent period corresponding with the estimated expected life of the award. The Company bases the risk-free interest rate used in the Black Scholes-Merton option valuation model on the implied yield currently available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award. The Company has not paid any cash dividends on our common stock and does not anticipate paying any cash dividends in the foreseeable future. Consequently, the Company uses an expected dividend yield of zero in the Black-Scholes-Merton valuation model and adjusts stock-based compensation for changes to the estimate of expected equity award forfeitures based on actual forfeiture experience. The effect of adjusting the forfeiture rate is recognized in the period the forfeiture estimate is changed. The Company recorded stock-based compensation of $546,460 and $898,882 for the years ended December 31, 2022 and 2021, respectively.

Stock Incentive Plans Activity (Excluding SAR)

There are currently outstanding 2,367,369 options to acquire common stock at an average exercise price of $0.714 per share outstanding as of December 31, 2022 under the various Stock Option Plans. As of December 31, 2022, there is 751,783 of total unrecognized stock-based compensation related to employee granted stock options that are not vested.

During the year ended December 31, 2022, the Company issued stock option grants to employees for 280,520 shares at an exercise price of $2.88 per share. The stock option grants vest over various terms and expire in five to ten years.

During the year ended December 31, 2021, a former director and an employee forfeited stock option grants for 81,668 shares of the Company’s common stock at $1.00 per share.

During the year ended December 31, 2021, the Company issued stock option grants to employees, directors and consultants for 915,524 shares at an exercise price of $1.00 per share. The stock option grants vest over various terms and expire in five to ten years.

On June 14, 2021, a former director exercised vested stock options grants for 14,666 shares of the Company’s common stock and paid $14,666.

During the year ended December 31, 2021, a former director and an employee forfeited stock option grants for 769,190 shares of the Company’s common stock at $1.00 per share.

Activity in the stock incentive plans for the years ended December 31, 2022 and 2021 was as follows:

	Options Shares	Weighted Average Exercise Price	Option $
Outstanding as of December 31, 2020	2,037,119	$0.409	$832,909
Granted	915,524	1.00	915,524
Exercised	(14,666)	(1.00)	(14,666)
Forfeitures	(769,190)	1.00	(769,190)
Outstanding as of December 31, 2021	2,168,787	0.445	964,577
Granted	280,250	2.88	807,120
Forfeitures	(81,668)	(1.00)	(81,668)
Outstanding as of December 31, 2022	2,367,369	$0.714	$1,690,029

The following table summarizes information about stock options outstanding and exercisable as of December 31, 2022:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Life In Years	Weighted Average Exercise Price	Number Exerciseable	Weighted Average Exercise Price Exerciseable	Weighted Average Remaining Life In Years – Vested and Exercisable
$0.20	1,505,263	4.38	$0.20	1,505,263	$0.20	4.38
1.00	581,856	4.45	1.00	448,892	1.00	4.58
2.88	280,250	4.75	2.88	—	2.88	—
	2,367,369	4.44	$0.714	1,954,155	$0.384	4.42

The significant weighted-average assumptions relating to the valuation of the Company’s stock option grants for the year ended December 31, 2022 were as follows:

Assumptions	12/31/2022	12/31/2021
Estimated stock price	$2.88	$3.00
Exercise price	$2.88	$1.00
Dividend yield	0%	0%
Expected life	5 years	5 – 6 Years
Expected volatility	70%	75%
Risk free interest rate	4.06%	0.86% – 1.74%

There were stock incentive plan awards outstanding at December 31, 2022 totaling 2,367,369 shares with an aggregate intrinsic value of $5,127,994.

There were no SAR grants in 2022.